OTHER NON-FINANCIAL ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current Assets		$ 320,977	$ 221,188
Non-current assets		233,741	220,807
Total Assets		554,718	441,995
Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		67,089	59,015
Non-current assets		10,660	5,904
Total Assets		77,749	64,919
Contract assets [Member]
Disclosure of financial assets [line items]
Current Assets	[1]	48,957
Non-current assets	[1]
Total Assets	[1]	48,957
Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		204,931	162,173
Non-current assets		223,081	214,903
Total Assets		428,012	377,076
Aircraft Leases [Member] | Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		31,284	31,322
Non-current assets		9,687	4,718
Total Assets		40,971	36,040
Aircraft Insurance And Other [Member] | Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		16,483	17,681
Non-current assets
Total Assets		16,483	17,681
Others [Member] | Advance Payments Categories [Member]
Disclosure of financial assets [line items]
Current Assets		19,322	10,012
Non-current assets		973	1,186
Total Assets		20,295	11,198
Others [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		1,177
Non-current assets		53
Total Assets		1,230
GDS Costs [Member] | Contract assets [Member]
Disclosure of financial assets [line items]
Current Assets	[1]	14,708
Non-current assets	[1]
Total Assets	[1]	14,708
Credit Card Commissions [Member] | Contract assets [Member]
Disclosure of financial assets [line items]
Current Assets	[1]	21,614
Non-current assets	[1]
Total Assets	[1]	21,614
Travel Agencies Commissions [Member] | Contract assets [Member]
Disclosure of financial assets [line items]
Current Assets	[1]	12,635
Non-current assets	[1]
Total Assets	[1]	12,635
Aircraft Maintenance Reserve [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	[2]	831	21,505
Non-current assets	[2]	51,836	51,836
Total Assets	[2]	52,667	73,341
Sales Tax [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		187,410	137,866
Non-current assets		38,186	37,959
Total Assets		225,596	175,825
Other Taxes [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		15,255	2,475
Non-current assets
Total Assets		15,255	2,475
Contributions to Societe Internationale de Telecommunications Aeronautiques ("SITA") [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		258	327
Non-current assets		739	670
Total Assets		997	997
Judicial Deposits [Member] | Other Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets
Non-current assets		132,267	124,438
Total Assets		$ 132,267	$ 124,438

[1]	Movement of Contracts assets.
[2]	Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.